1-32473

PCX equities

05048738

VIA FACSIMILE AND U.S. MAIL

RECD S.E.C.
APR 18 2005
1086

April 18, 2005

Mr. Brian Johnson
Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

PROCESSED
APR 18 2005
THOMSON
FINANCIAL

Re: American Dairy, Inc.
Original Listing of Common Stock, $0.001 par value

Dear Mr. Johnson:

Please be advised that PCX Equities, Inc. ("PCXE") has received and approved for listing on the Pacific Exchange, Inc. ("Exchange") the above-referenced security.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope.

If there are any questions, please call me at (415) 393-4208. Your assistance is greatly appreciated.

Sincerely,

Aaron L. Autajay

Aaron L. Autajay
Listings Representative
Equity Securities Qualification

Enclosure

cc (w/o enclosure): Mr. Mathew Wang
American Dairy, Inc.

Mr. Stephen A. Zrenda, Jr., P.C.

California Department of Corporations

115 Sansome Street
San Francisco, CA 94104
415 393-4197